Goodwill, Sensitivity Analysis (Details) - USD ($) $ in Billions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Goodwill [Abstract]
Discount rate	1.00%
Increase in discount rate	11.90%
Increase in impairment recognized due to increase in discount rate	$ 0.8
Decrease in discount rate	9.90%
Decrease in impairment recognized due to decrease in discount rate	$ 1.0
Decrease in average annual revenue growth rate	2.00%
Increase in impairment recognized due to decrease in average annual growth rate	$ 2.0
Change in long term growth rate	0.50%
Decrease in impairment recognized due to increase in long term growth rate	$ 0.3
Increase in impairment recognized due to decrease in long term growth rate	$ 0.3
Bottom of Range [Member]
Goodwill [Abstract]
Change in long term growth rate	0.50%
Top of Range [Member]
Goodwill [Abstract]
Change in long term growth rate	1.50%
Micro Focus CGU [Member]
Goodwill [Abstract]
Change in discount rate	1.00%	2.00%